Parties-in-Interest Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value (Note 4):	$ 8,786,190	$ 9,638,665
Linde plc Ordinary Shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	10,421	12,842
Investments, at fair value (Note 4):	$ 4,443,410	$ 5,376,560
Purchase of company stock	268,404
Sale of company stock	1,443,250
Dividend income	$ 146,790